Expense Example	Aug. 12, 2026 USD ($)
Sequoia Select Equity Income ETF | Sequoia Select Equity Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Sequoia Select Large Core ETF | Sequoia Select Large Core ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Sequoia Select Large Growth ETF | Sequoia Select Large Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Sequoia Select SMID ETF | Sequoia Select SMID ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Sequoia Select Global Equity ETF | Sequoia Select Global Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	$ 125